Notes to the Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Notes to the Consolidated Statements of Cash Flows [Abstract]
Schedule of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities
		Interest-bearing
	Financial instrument	bank borrowings
	measured at	and interest	Lease
	FVTPL	payables	liabilities	Total
	$’000	$’000	$’000	$’000
At January 1, 2022	297,563	10,468	2,888	310,919
Interest expense	—	295	133	433
Transaction costs for the issuance of convertible redeemable preferred shares	—	—	—	—
Additions	—	7,897	463	8,360
Disposal	—	—	—	—
Payment
– financing cash flows	—	(13,316)	(936)	(14,252)
– operating cash flows	—	—	—	—
Interest paid	—	(290)	(134)	(424)
Change in fair value	(7,195)	—	—	(7,195)
Exchange adjustment	—	(741)	(177)	(917)
At December 31, 2022	290,368	4,313	2,237	296,918
Interest expense	—	708	83	791
Transaction costs for the issuance of convertible redeemable preferred shares	—	—	—	—
Additions	—	50,234	—	50,234
Conversion of convertible redeemable preferred shares	(329,539)	—	—	(329,539)
Payment
– financing cash flows	—	(24,069)	(1,020)	(25,089)
– operating cash flows	—	—	—	—
Interest paid	—	(602)	(83)	(685)
Change in fair value	39,171	—	—	39,171
Exchange adjustment	—	(115)	(26)	(141)
At December 31, 2023	—	30,469	1,191	31,660
Interest expense	—	1,894	50	1,944
Additions	—	44,702	687	45,389
Payment	—	—	—	—
– financing cash flows	—	(48,542)	(1,020)	(49,562)
– operating cash flows	—	—	—	—
Interest paid	—	(1,871)	—	(1,871)
Change in fair value	—	—	—	—
Exchange adjustment	—	(187)	(12)	(199)
At December 31, 2024	—	26,465	896	27,361

Schedule of Investment Activities	Investment activities
	Dual currency		Wealth
	structured	investments at	management	Investment in
	deposit	amortized cost	product	Associate	Total
	$’000	$’000	$’000	$’000	$’000
Year ended December 31, 2022
purchase	(14,900)	—	(44,080)	—	(58,980)
disposal	22,439	—	65,618	—	88,057
interest received	19	—	531	—	550

Year ended December 31, 2023
purchase	—	(31,849)	(7)	—	(31,856)
disposal	—	—	21,039	—	21,039
interest received	—	—	62	—	62

Year ended December 31, 2024
purchase	—	(60,546)	—	(4,212)	(64,758)
disposal	—	92,259	—	—	92,259
interest received	—	701	—	—	701